STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
NOTE 12: STOCK-BASED COMPENSATION

On June 24, 2020, the Whole Earth Brands, Inc. 2020 Long-Term Incentive Plan (the “Plan”) was approved for the purpose of promoting the long-term financial interests and growth of the Company and its subsidiaries by attracting and retaining management and other personnel and key service providers. The Plan provides for the granting of stock options (“SOs”), stock appreciation rights (“SARs”), restricted stock awards (“RSAs”), restricted stock units (“RSUs”), performance shares, performance share units (“PSUs”) and other stock-based awards to officers, employees and non-employee directors of, and certain other service providers to, the Company and its subsidiaries. These awards are settled in shares of the Company’s stock and therefore classified as equity awards. Under the terms of the Plan an aggregate of 9,300,000 shares of common stock are authorized for issuance under the Plan.
In the first quarter of 2021, the Company granted RSUs under the Plan which vest ratably on the anniversary of the grant date over a period of one to three years, depending on the specific terms of each RSU agreement.
Stock-based compensation expense for the three months ended March 31, 2021 was $1.6 million.
A summary of activity and weighted average fair values related to the RSUs is as follows:

	Three Months Ended March 31, 2021
	Shares	Weighted Average Fair Value
Outstanding at December 31, 2020	633,057	$8.34
Granted	534,144	13.58
Vested	(640)	8.34
Forfeited	(14,118)	8.34
Outstanding and nonvested at March 31, 2021	1,152,443	$10.77
A summary of activity and weighted average fair values related to the RSAs is as follows:

	Three Months Ended March 31, 2021
	Shares	Weighted Average Fair Value
Outstanding at December 31, 2020	68,946	$8.34
Granted	—	—
Outstanding and nonvested at March 31, 2021	68,946	$8.34
As of March 31, 2021, the Company had not yet recognized compensation costs on nonvested awards as follows (in thousands):

	Unrecognized Compensation Cost	Weighted Ave. Remaining Recognition Period (in years)
Nonvested awards	$10,401	1.15

NOTE 12: STOCK-BASED COMPENSATION
On June 24, 2020, the Whole Earth Brands, Inc. 2020 Long-Term Incentive Plan (the “Plan”) was approved for the purpose of promoting the long-term financial interests and growth of the Company and its subsidiaries by attracting and retaining management and other personnel and key service providers. The Plan provides for the granting of stock options, stock appreciation rights, restricted stock awards, restricted stock units, performance shares, performance units and other stock-based awards to officers, employees and non-employee directors of, and certain other service providers to, the Company and its subsidiaries. Under the terms of the Plan an aggregate of 9,300,000 shares of common stock are authorized for issuance under the Plan.
On September 30, 2020, 710,045 restricted stock units (“RSUs”) and 68,946 restricted stock awards (“RSAs”) were granted. The RSUs and RSAs are accounted for as equity awards and have a grant-date fair value equal to the fair market value of the underlying stock on the grant date. The RSUs granted to employees on September 30, 2020 cliff vest over the employee service period of approximately 14 months. The RSAs granted to non-employee board members on September 30, 2020 cliff vest over a service period of approximately 19 months. The Company accounts for forfeitures in the period incurred. Stock-based compensation expense for the year ended December 31, 2020 totaled $1.3 million.
A summary of activity and weighted average fair values related to the RSUs is as follows:

	Shares	Weighted Average Fair Value	Weighted Avg. Remaining Contractual Term (in years)
Outstanding at June 26, 2020	—	$—	—
Granted	710,045	8.34
Forfeited	(76,988)	8.34
Outstanding and nonvested at December 31, 2020	633,057	$8.34	0.88
A summary of activity and weighted average fair values related to the RSAs is as follows:

	Shares	Weighted Average Fair Value	Weighted Avg. Remaining Contractual Term (in years)
Outstanding at June 26, 2020	—	$—	—
Granted	68,946	8.34
Outstanding and nonvested at December 31, 2020	68,946	$8.34	1.33
As of December 31, 2020, the Company had not yet recognized compensation cost on nonvested awards as follows (in thousands):

	Unrecognized Compensation Cost	Weighted Avg. Remaining Recognition Period (in years)
Nonvested awards	$4,593	0.93